Note 5 - Restaurant Purchases and Sales	6 Months Ended
Feb. 28, 2015
Notes
Note 5 - Restaurant Purchases and Sales

NOTE 5—RESTAURANT PURCHASES AND SALES

Fresno and Clovis, California

On February 18, 2015, the Company consummated the acquisition of two franchised Papa John's locations in the Company's existing trade area in Northern California: one in Fresno, CA and the other in Clovis, CA. In total the Company paid the seller $329,032 in cash.

The total purchase price was allocated as follows:

Consideration paid:
Cash paid	$329,032
Total purchase price	$329,032

Consideration received:
Cash	$1,000
Inventory	8,032
Other current assets	8,784
Property and equipment, leasehold improvements	120,000
Intangible assets – franchise rights	191,216
Total Assets Acquired	$329,032

Green Valley Ranch, Las Vegas

On February 19, 2015, the Company consummated the sale of its Green Valley Ranch Capriotti’s Sandwich Shop to a franchisee of Capriotti’s Sandwich Shops. Pursuant to the asset purchase agreement, the sale price of the assets consisted of a one-time payment of $25,000 in cash.

The total purchase price was allocated as follows:

Consideration paid:
Cash paid	$25,000
Forgiveness of rent payable	25,160
Total purchase price	$50,160

Consideration received:
Other current assets	$4,000
Property and equipment, leasehold improvements, net	27,487
Intangible assets, franchise rights, net	81,954
Loss on sale of assets	(63,281)
Total assets acquired	$50,160